Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Research Management, Inc. (Detail) - USD ($) $ in Thousands		Sep. 15, 2016		Dec. 31, 2016	Dec. 31, 2015	[1]	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill				$ 616,088	$ 588,434		$ 463,324
Clinical Research Management Inc.
Business Acquisition [Line Items]
Cash		$ 3,168
Property, plant and equipment		939
Goodwill		34,576	[2]	$ 34,576
Intangible assets	[3]	8,644
Accounts receivable		11,725
Unbilled revenue		2,814
Prepayments and other current assets		1,673
Accounts payable		(621)
Other liabilities		(4,515)
Non-current other liabilities		(7)
Net assets acquired		58,396
Cash consideration		52,396
Contingent consideration		$ 6,000

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).
[2]	Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible.
[3]	The Company has made an initial estimate of separate intangible assets (comprised of customer relationships and order book) acquired of $8.6 million. This assessment is under review and will be finalized within 12 months of the date of acquisition